Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Reconciliation of Liabilities Arising from Financing Activities
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2022, is as follows:

	Senior Unsecured Notes	Revolving Credit Facility and Term Loan	Notes Payable	Software Financing Obligations	Lease Liabilities	Total
	$	$	$	$	$	$
December 31, 2020	299.5	309.1	68.8	3.4	629.8	1,310.6
Statement of cash flows
Net proceeds (repayments)	—	544.7	(41.2)	(16.8)	(128.4)	358.3
Non-cash changes
Foreign exchange	—	(1.4)	(3.2)	(0.2)	(2.8)	(7.6)
Additions and modifications	—	—	41.6	44.4	169.3	255.3
Other	(1.3)	(1.2)	(1.3)	0.2	1.0	(2.6)
December 31, 2021	298.2	851.2	64.7	31.0	668.9	1,914.0
Statement of cash flows
Net repayments	—	(22.6)	(43.1)	(17.2)	(153.7)	(236.6)
Non-cash changes
Foreign exchange	—	12.1	0.3	1.1	15.9	29.4
Additions and modifications	—	(1.2)	40.6	19.3	89.9	148.6
Other	0.4	0.7	(0.1)	0.4	0.4	1.8
December 31, 2022	298.6	840.2	62.4	34.6	621.4	1,857.2

Disclosure of Cash Flows from Operating Activities Under the Direct Method

	December 31, 2022	December 31, 2021

	$	$
Supplemental disclosure
Income taxes paid, net of recoveries	91.2	89.0
Interest paid, net of receipts	61.1	36.4

Amounts for Leases Recognized in the Consolidated Statements of Cash Flows

Amounts for leases recognized in the consolidated statements of cash flows	For the year ended December 31,
	2022	2021
	$	$
Cash payments for the interest portion of lease liabilities	22.5	23.7
Cash payments for leases not included in the measurement of lease liabilities	40.1	42.9
Cash used in operating activities	62.6	66.6
Net cash used in financing activities	153.7	128.4
Total cash used for leases	216.3	195.0